26. Insurance (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
SummaryOfInsuranceLineItems [Line Items]
Coverage	R$ 4,962,842
Specified risks - fire
SummaryOfInsuranceLineItems [Line Items]
Coverage	2,185,827
Engineering risk
SummaryOfInsuranceLineItems [Line Items]
Coverage	1,960,248
Guarantee insurance for escrow deposit
SummaryOfInsuranceLineItems [Line Items]
Coverage	500,000
Traditional guarantee insurance
SummaryOfInsuranceLineItems [Line Items]
Coverage	100,000
Civil liability- D&O (Directors and Officers)
SummaryOfInsuranceLineItems [Line Items]
Coverage	100,000
Civil liability - works
SummaryOfInsuranceLineItems [Line Items]
Coverage	105,695
Domestic and international transportation
SummaryOfInsuranceLineItems [Line Items]
Coverage	6,058
Civil liability - operations
SummaryOfInsuranceLineItems [Line Items]
Coverage	5,000
Other
SummaryOfInsuranceLineItems [Line Items]
Coverage	R$ 14